GUINNESS ATKINSON GLOBAL ENERGY FUND

Schedule of Investments

at March 31, 2025 (Unaudited)

Shares	Common Stocks: 98.2%	Value
	Oil & Gas - Exploration & Production: 18.5%
10,981	Canadian Natural Resources Ltd.	337,842
4,312	ConocoPhillips	452,846
93,640	Deltic Energy PLC*	4,935
7,157	Devon Energy Corp.	267,672
2,055	Diamondback Energy Inc.	328,553
2,019	Diversified Energy Co PLC	27,293
195,196	EnQuest PLC*	39,447
2,915	EOG Resources Inc.	373,820
116,263	Pharos Energy PLC	32,186
5,221,570	Reabold Resources PLC*	3,373
		1,867,967
	Oil & Gas - Field Services: 9.3%
6,517	Baker Hughes Company	286,422
9,809	Halliburton Company	248,854
9,762	Helix Energy Solutions Group, Inc.*	81,122
7,586	Schlumberger Ltd.	317,095
		933,493
	Oil & Gas - Integrated: 57.1%
79,110	BP PLC	444,774
18,759	Cenovus Energy Inc.	260,677
3,622	Chevron Corp.	605,924
22,746	Eni SpA	352,434
13,031	Equinor ASA	344,380
4,706	Exxon Mobil Corp.	559,685
19,118	Galp Energia Sgps Sa	335,650
5,387	Imperial Oil Ltd.	389,077
6,347	OMV AG	327,364
286,000	PetroChina Co., Ltd. - H Shares	231,812
24,198	Repsol SA	321,877
16,721	Shell PLC	613,643
10,744	Suncor Energy, Inc.	415,950
8,399	Total Energies SE	542,372
		5,745,619
	Oil & Gas - Pipelines and Transportation: 7.8%
8,179	Enbridge Inc.	362,412
14,661	Kinder Morgan Inc.	418,278
		780,690

GUINNESS ATKINSON GLOBAL ENERGY FUND

Schedule of Investments

at March 31, 2025 (Unaudited)

Shares	Common Stocks: 98.2%	Value
	Oil Refining & Marketing: 5.5%
288,000	China Petroleum & Chemical	$152,052
3,004	Valero Energy, Corp.	396,738
		548,790

	Total Common Stocks	9,876,559
	(cost $11,349,899)

	Total Investments in Securities	9,876,559
	(cost $11,349,899): 98.2%

	Other Assets less Liabilities: 1.8%	185,001

	Net Assets: 100.0%	$10,061,560

*	Non-income producing security.

PLC - Public Limited Company